Operating Lease Arrangements, Commitments and Contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Concession and subconcession [Line Items]
Turnover fee income	$ 64,000,000		$ 28,000,000	$ 18,000,000
Annual premium, fixed portion (patacas converted to USD at balance sheet date)	4,000,000	MOP$ 30,000,000
Annual premium, variable portion, minimum (patacas converted to USD at balance sheet date)	$ 6,000,000	MOP$ 45,000,000
Percentage of gaming tax on gross revenue	35.00%	35.00%
Percentage contribution of revenue to utilities	4.00%	4.00%
Gaming Table Reserved [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	$ 37,195	MOP$ 300,000
Gaming Table Not Reserved [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	18,598	150,000
Electrical Or Mechanical Gaming Machine [Member]
Concession and subconcession [Line Items]
Annual premium, variable portion, per unit (patacas converted to USD at balance sheet date)	124	MOP$ 1,000
No later than 1 year
Concession and subconcession [Line Items]
Subconcession minimum future payments	42,000,000		41,000,000
Later than 1 year and no later than 2 years
Concession and subconcession [Line Items]
Subconcession minimum future payments	42,000,000		41,000,000
Later than 2 years and no later than 3 years
Concession and subconcession [Line Items]
Subconcession minimum future payments	42,000,000		41,000,000
Later than 3 years and no later than 4 years
Concession and subconcession [Line Items]
Subconcession minimum future payments	$ 21,000,000		41,000,000
Later than 4 years and no later than 5 years
Concession and subconcession [Line Items]
Subconcession minimum future payments			$ 21,000,000